Exhibit 99.1

World Omni Auto Receivables Trust 2025-A

Monthly Servicer Certificate

September 30, 2026

Dates Covered
Collections Period	09/01/26 - 09/30/26
Interest Accrual Period	09/15/26 - 10/14/26
30/360 Days	30
Actual/360 Days	30
Distribution Date	10/15/26

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 08/31/26	541,026,329.81	23,513
Yield Supplement Overcollateralization Amount 08/31/26	24,040,222.83	0
Receivables Balance 08/31/26	565,066,552.64	23,513
Principal Payments	23,869,663.48	611
Defaulted Receivables	1,200,323.23	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 09/30/26	22,552,493.91	0
Pool Balance at 09/30/26	517,444,072.02	22,856

Pool Statistics	$ Amount	# of Accounts
Pool Factor	41.36%
Prepayment ABS Speed	1.50%
Aggregate Starting Principal Balance	1,305,673,100.29	45,263

Delinquent Receivables:
Past Due 31-60 days	9,954,775.50	330
Past Due 61-90 days	3,357,031.56	105
Past Due 91-120 days	900,772.22	32
Past Due 121+ days	0.00	0
Total	14,212,579.28	467

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.63%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.79%
Delinquency Trigger Occurred	NO

Recoveries	797,085.86
Aggregate Net Losses/(Gains) - September 2026	403,237.37
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.86%
Prior Net Losses/(Gains) Ratio	0.98%
Second Prior Net Losses/(Gains) Ratio	0.92%
Third Prior Net Losses/(Gains) Ratio	0.40%
Four Month Average	0.79%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.85%

Overcollateralization Target Amount	6,126,808.54
Actual Overcollateralization	6,126,808.54
Weighted Average Contract Rate	6.69%
Weighted Average Contract Rate, Yield Adjusted	9.28%
Weighted Average Remaining Term	44.02

Flow of Funds	$ Amount
Collections	27,786,994.57
Investment Earnings on Cash Accounts	17,245.14
Servicing Fee	(470,888.79)
Transfer to Collection Account	-
Available Funds	27,333,350.92

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	1,900,726.28
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	155,617.33
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	79,187.17
(7) Noteholders' Third Priority Principal Distributable Amount	17,455,449.25
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	6,126,808.54
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	1,615,562.35

Total Distributions of Available Funds	27,333,350.92

Servicing Fee	470,888.79
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,170,220,000.00
Original Class B	36,760,000.00
Original Class C	18,380,000.00

Total Class A, B, & C
Note Balance @ 09/15/26	534,899,521.27
Principal Paid	23,582,257.79
Note Balance @ 10/15/26	511,317,263.48

Class A-1
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-2a
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-2b
Note Balance @ 09/15/26	0.00
Principal Paid	0.00
Note Balance @ 10/15/26	0.00
Note Factor @ 10/15/26	0.0000000%

Class A-3
Note Balance @ 09/15/26	390,459,521.27
Principal Paid	23,582,257.79
Note Balance @ 10/15/26	366,877,263.48
Note Factor @ 10/15/26	87.4016732%

Class A-4
Note Balance @ 09/15/26	89,300,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	89,300,000.00
Note Factor @ 10/15/26	100.0000000%

Class B
Note Balance @ 09/15/26	36,760,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	36,760,000.00
Note Factor @ 10/15/26	100.0000000%

Class C
Note Balance @ 09/15/26	18,380,000.00
Principal Paid	0.00
Note Balance @ 10/15/26	18,380,000.00
Note Factor @ 10/15/26	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	2,135,530.78
Total Principal Paid	23,582,257.79
Total Paid	25,717,788.57

Class A-1
Coupon	4.41100%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	4.49000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
SOFR Rate	3.64850%
Coupon	3.97850%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	4.73000%
Interest Paid	1,539,061.28
Principal Paid	23,582,257.79
Total Paid to A-3 Holders	25,121,319.07

Class A-4
Coupon	4.86000%
Interest Paid	361,665.00
Principal Paid	0.00
Total Paid to A-4 Holders	361,665.00

Class B
Coupon	5.08000%
Interest Paid	155,617.33
Principal Paid	0.00
Total Paid to B Holders	155,617.33

Class C
Coupon	5.17000%
Interest Paid	79,187.17
Principal Paid	0.00
Total Paid to C Holders	79,187.17

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	1.7427783
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	19.2451670
Total Distribution Amount	20.9879453

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	3.6665268
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	56.1803359
Total A-3 Distribution Amount	59.8468627

A-4 Interest Distribution Amount	4.0500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.0500000

B Interest Distribution Amount	4.2333332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	4.2333332

C Interest Distribution Amount	4.3083335
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	4.3083335

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	740.19
Noteholders' Principal Distributable Amount	259.81

Account Balances	$ Amount
Reserve Account
Balance as of 09/15/26	3,063,404.27
Investment Earnings	8,813.81
Investment Earnings Paid	(8,813.81)
Deposit/(Withdrawal)	-
Balance as of 10/15/26	3,063,404.27
Change	-

Required Reserve Amount	3,063,404.27